Summary of significant accounting policies - Schedule of intangible assets, net estimated useful lives (Detail)	12 Months Ended
Dec. 31, 2019
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	Over the shorter of the contract period or expected useful lives
License for Online Transmission of Audio/Video Programs [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	Infinite life
Brand name [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	10 years
Platform [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	5 years
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	3 years
Others [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	10 years
Others [Member] | Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, net estimated useful lives	1 year